Schedule I - Financial information of Parent Company - Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income Captions [Line Items]
Cost of revenues	$ 21,933,678	$ 20,380,258	$ 19,738,737
Gross loss	20,688,972	62,677,638	87,666,029
Operating expenses:
General and administrative	15,250,086	19,836,498	17,993,787
Product development	16,208,000	14,485,444	10,738,730
Sales and marketing	29,467,593	50,083,441	46,474,107
Share-based compensation	3,068,213	5,575,877	6,056,033
Total operating expenses	61,217,496	92,176,223	75,456,984
Interest income	487,007	1,050,781	2,648,026
Exchange loss, net	(131,461)	(55,117)	(766,162)
Other income (loss), net	(282,775)	(303,332)	(937,431)
Gain from sales of cost method investment			4,648,302
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	2,400,548	(4,343,652)	(3,467,043)
Other comprehensive income (loss), net of tax	2,400,548	(4,343,652)	(3,467,043)
Comprehensive income (loss)	(39,987,889)	(15,309,830)	23,350,645
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	84,717	34,740
Gross loss	(84,717)	(34,740)
Operating expenses:
General and administrative	1,122,440	2,150,680	1,226,800
Product development
Sales and marketing	181,073
Share-based compensation	782,196	2,382,934	3,812,733
Total operating expenses	2,085,709	4,533,614	5,039,533
Interest income	2,246		47
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	(34,540,850)	3,049,831	28,643,095
Exchange loss, net	(2,785)	(159,868)	(1,011,509)
Other income (loss), net	(24,738)	(422)	(109,684)
Gain from sales of cost method investment
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	2,400,548	(4,343,652)	(3,467,043)
Other comprehensive income (loss), net of tax	2,400,548	(4,343,652)	(3,467,043)
Comprehensive income (loss)	$ (34,336,005)	$ (6,022,465)	$ 19,015,373